Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Short-term Investments [Abstract]
Short-term investments	$ 2,065,579	$ 1,477,843
Wealth Management Products Measured At Fair Value [Member]
Short-term Investments [Abstract]
Short-term investments	1,988,907	1,404,830
Trading securities [Member]
Short-term Investments [Abstract]
Short-term investments	$ 76,672	$ 73,013